Capital Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements

Future minimum lease payments under non-cancellable capital lease arrangements as lessee are as follows:

	RMB	US$
2017	301,823	43,472
2018	188,679	27,175
2019	94,045	13,545
2020	50,525	7,277
2021 and thereafter	681,773	98,196

Total minimum lease payments	1,316,845	189,665
Less: amount representing interest	(536,499)	(77,272)

Present value of remaining minimum lease payments	780,346	112,393